Asset Retirement Obligations Asset Retirement Obligation - MEC - Change in Asset Retirement Obligation (Details) - MidAmerican Energy Company [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Beginning Balance	$ 460	$ 430
Asset Retirement Obligation, Revision of Estimate	36	(2)
Asset Retirement Obligation, Liabilities Incurred	22	11
Asset Retirement Obligation, Liabilities Settled	(9)	0
Asset Retirement Obligation, Accretion Expense	23	21
Ending Balance	$ 460	$ 430	$ 532	$ 460
Asset Retirement Obligation, Current			44	28
Asset Retirement Obligations, Noncurrent			488	432
Decommissioning Fund Investments, Fair Value			$ 429	$ 424